UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 12/31/13

Item 1. Schedule of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2013 (unaudited)

	Shares	Value
Common Stocks (Cost $231,613) 0.2%
Mortgage REITs 0.2%
American Capital Agency Corp.	10,000		$192,900

	Principal Amount*

Asset-Backed Securities and Commercial Mortgage-Backed
Securities 44.2%
Finance 44.2%
[a]Anthracite CDO II Ltd., 2002-2A, D, 144A, 6.97%, 12/24/37	329,094		328,581
[a,b]Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000		53,581
[a]ARCap Resecuritization Trust, 2004-A1, A, 144A, 4.73%, 4/21/24	232,751		237,315
Banc of America Commercial Mortgage Trust,
2006-1, AJ, 5.46%, 9/10/45	1,000,000	1,064,664
2006-4, AJ, 5.695%, 7/10/46	450,000		464,671
2006-4, AM, 5.675%, 7/10/46	300,000		327,593
[c]Bear Stearns Alt-A Trust, 2004-13, A2, 1.045%, 11/25/34	276,726		258,658
Bear Stearns Commercial Mortgage Securities Inc.,
[c] 2006-PW11, AJ, 5.452%, 3/11/39	750,000		780,176
[c] 2006-PW12, AJ, 5.932%, 9/11/38	300,000		314,524
2006-PW13, AJ, 5.611%, 9/11/41	750,000		764,896
[c] 2007-PW16, AM, 5.713%, 6/11/40	750,000		841,666
[c]Bear Stearns Commercial Mortgage Securities Trust, 2004-PWR3, E, 4.998%, 2/11/41	425,000		425,643
CitiFinancial Mortgage Securities Inc., 2003-4, AF6, 4.493%, 10/25/33	583,249		596,723
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	440,000		432,709
[c] 2007-C6, AM, 5.885%, 6/10/17	500,000		552,014
[c]Citigroup Mortgage Loan Trust Inc.,
2006-WFH3, A3, 0.315%, 10/25/36	255,540		254,212
[a] 2013-A, A, 144A, 3.00%, 5/25/42	210,661		202,403
[c]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, 5.688%,
10/15/48	450,000		421,783
[c]Commercial Mortgage Trust, 2005-GG5, AM, 5.277%, 4/10/37	200,000		212,519
[a]Countryplace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%,
7/15/37	594,554		615,658
Countrywide Asset-Backed Certificates,
[c] 2004-1, M1, 0.915%, 3/25/34	250,000		237,843
[c] 2004-7, MV3, 1.215%, 12/25/34	161,976		161,230
[c] 2004-14, M1, 0.675%, 6/25/35	270,375		266,932
2005-12, 1A3, 4.947%, 4/25/33	140,999		141,493
Countrywide Home Loans, 2003-14, A3, 5.50%, 6/25/33	67,740		67,913
[a,c]Credit Suisse Mortgage Capital Certificates, 2009-15R, 3A1, 144A, 5.371%, 3/26/36	218,165		227,072
[a]Crest Ltd.,
2003-2A, C2, 144A, 5.709%, 12/28/38	200,000		202,477
[c] 2004-1A, A, 144A, 0.568%, 1/28/20	231,503		228,777
[c] 2004-1A, B1, 144A, 0.728%, 1/28/40	750,000		704,599
[a]CT CDO III Ltd., 2005-3A, C, 144A, 5.471%, 6/25/35	280,000		279,572
[a,c]CT CDO IV Ltd., 2006-4A, A1, 144A, 0.477%, 10/20/43	436,352		414,748
[c]First Franklin Mortgage Loan Asset-Backed Certificates, 2005-FF6, M1, 0.585%,
5/25/36	290,035		285,677
[c]FNMA, 2007-1, NF, 0.415%, 2/25/37	329,505		329,415
[a,c]Fosse Master Issuer PLC, 2011-1A, A2, 144A, 1.646%, 10/18/54 (Great Britain)	625,214		628,601
[a]G-Force LLC, 2005-RRA,
A2, 144A, 4.83%, 8/22/36	24,877		24,891
B, 144A, 5.09%, 8/22/36	300,000		302,382
C, 144A, 5.20%, 8/22/36	300,000		278,787
GMAC Commercial Mortgage Securities Inc.,
[c] 2004-C3, D, 5.044%, 12/10/41	975,000		565,546
2005-C1, B, 4.936%, 5/10/43	800,000		380,175
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	400,000		442,881

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2013 (unaudited) (continued)
1997-3, A6, 7.32%, 3/15/28	40,125		43,410
1997-6, A7, 7.14%, 1/15/29	27,497		29,143
1998-4, A7, 6.87%, 4/01/30	166,023		177,535
1999-3, A7, 6.74%, 2/01/31	190,691		192,581
Greenpoint Manufactured Housing, 1999-3, 1A7, 7.27%, 6/15/29	538,995		544,460
[c]Greenpoint Mortgage Funding Trust, 2005-HE4, 2A4C, 0.885%, 7/25/30	70,335		70,041
[c]Greenwich Capital Commercial Funding Corp., 2006-GG7,
AJ, 5.867%, 7/10/38	400,000		411,870
AM, 6.018%, 7/10/38	200,000		218,627
[c]GSAA Home Equity Trust, 0.535%, 6/25/35	244,505		228,546
[c]GSAMP Trust, 2005-HE3, M2, 1.17%, 6/25/35	357,609		338,760
[a,c]Holmes Master Issuer PLC,
2010-1A, A2, 144A, 1.644%, 10/15/54 (Great Britain)	556,689		558,315
2011-1A, A2, 144A, 1.594%, 10/15/54 (Great Britain)	170,552		171,166
[c]Home Equity Mortgage Trust, 2004-4, M3, 1.14%, 12/25/34	623,352		555,018
JPMorgan Chase Commercial Mortgage Securities Corp.,
[c] 2006-CB14, AM, 5.446%, 12/12/44	1,000,000		1,074,915
[c] 2006-CB14, B, 5.536%, 12/12/44	1,000,000		405,102
2006-CB17, AM, 5.464%, 12/12/43	490,000		508,007
[c] 2006-LDP7, AJ, 5.863%, 4/15/45	385,000		387,673
[c]JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16, B, 5.672%,
5/12/45	400,000		305,146
[c]JPMorgan Mortgage Acquisition Corp., 2006-ACC1, A4, 0.315%, 5/25/36	399,374		391,539
[a,c]Kildare Securities Ltd., 2007-1A, A2, 144A, 0.361%, 12/10/43 (Ireland)	264,426		261,483
[a,c]Lake Country Mortgage Loan Trust, 2005-HE1, M1, 144A, 0.945%, 12/25/32	83,133		82,512
[c]LB-UBS Commercial Mortgage Trust,
[a] 2003-C7, L, 144A, 5.224%, 7/15/37	145,322		145,672
2006-C1, AJ, 5.276%, 2/15/41	350,000		345,824
2006-C4, AJ, 5.886%, 6/15/38	500,000		520,695
Lehman ABS Corp., 2003-1, A1, 5.00%, 12/25/33	648,596		664,166
[a,c]LNR CDO Ltd., 2003-1A, DFL, 144A, 2.265%, 7/23/36 (Cayman Islands)	400,000		391,332
[a,c]Mach One Trust Commercial Mortgage-Backed, 2004-1A, G, 144A, 6.82%, 5/28/40	300,000		306,123
[c]Master Asset-Backed Securities Trust, 2004-HE1, M2, 1.26%, 9/25/34	250,000		244,679
[c]Merrill Lynch Mortgage Investors Inc., 2003-A, 1A, 0.905%, 3/25/28	427,258		423,120
[c]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, 5.391%, 11/12/37	322,000		339,074
[c]ML-CFC Commercial Mortgage Trust, 2006-3, A1A, 5.409%, 7/12/46	163,591		179,016
[c]Morgan Stanley ABS Capital I Inc. Trust,
2003-HE1, M1, 1.365%, 5/25/33	473,968		447,744
2005-WMC, M2, 0.90%, 1/25/35	361,844		347,542
Morgan Stanley Capital I Trust,
[a] 2005-RR6, AJ, 144A, 5.233%, 5/24/43	300,000		300,592
[c] 2006-HQ8, AJ, 5.68%, 3/12/44	399,000		410,839
[a,c]Newcastle CDO Ltd., 2004-5A, 1, 144A, 0.588%, 12/24/39	192,012		184,854
[c]Novastar Home Equity Loan, 2004-4, M4, 1.815%, 3/25/35	1,500,000		1,476,109
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	642,122		651,485
Residential Asset Securities Corp.,
2004-KS1, AI4, 4.213%, 4/25/32	281,344		281,225
2004-KS8, AI6, 4.79%, 9/25/34	409,569		404,675
[c] 2005-AHL2, A2, 0.425%, 10/25/35	23,057		23,029
[c]Residential Funding Mortgage Securities II,
2002-HI5, M1, 6.14%, 1/25/28	147,700		150,994
2003-HI2, M2, 5.58%, 7/25/28	308,139		312,664
2004-HI3, A5, 5.48%, 6/25/34	218,916		228,438
[c]Soundview Home Equity Loan Trust, 2005-D01, M2, 0.615%, 5/25/35	306,107		305,951
[a,c]Springleaf Mortgage Loan Trust, 2013-1A, M4, 144A, 4.44%, 6/25/58	400,000		384,002
[c,d]Talisman 6 Finance, Reg S, 0.404%, 10/22/16 (Ireland)	321,886	EUR	416,743
[c]Travelers Mortgage Services Inc., 1998-5A, A, 2.53%, 12/25/18	48,941		48,941
Vanderbilt Mortgage Finance,
2002-A, M1, 7.12%, 4/07/32	154,766		164,729
2002-C, M1, 7.82%, 12/07/32	363,892		389,768
[c]Wachovia Bank Commercial Mortgage Trust,
[a] 2003-C7, F, 144A, 5.132%, 10/15/35	200,000		202,572
2006-C23, AJ, 5.515%, 1/18/45	400,000		425,688
2006-C25, AJ, 5.86%, 5/15/43	300,000		312,860
5.922%, 5/15/16	1,000,000		932,970

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2013 (unaudited) (continued)
[c]Wachovia Commercial Mortgage Securities Inc. Pass-Through Certificates, 2003-C9, D,
5.209%, 12/15/35	250,000	249,713
[c]WAMU Mortgage Pass-Through Certificates, 2005-AR8, 2A1A, 0.455%, 7/25/45	227,284	212,379
Wells Fargo Mortgage Backed Securities Trust,
[c] 2004-W, A9, 2.762%, 11/25/34	267,848	273,350
[c] 2005-AR10, 2A3, 2.616%, 6/25/35	257,232	257,755
2007-3, 3A1, 5.50%, 4/25/37	92,094	95,215
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $34,158,758)		35,729,376
Mortgage-Backed Securities 100.4%
[c]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 12.5%
FHLMC, 1.875% - 2.298%, 11/01/16 - 11/01/25	764,254	800,335
FHLMC, 2.313% - 2.508%, 4/01/18 - 1/01/32	445,377	456,396
FHLMC, 2.531%, 10/01/36	424,271	451,391
FHLMC, 2.531%, 11/01/37	2,229,583	2,383,163
FHLMC, 2.555%, 5/01/37	1,034,489	1,101,999
FHLMC, 2.559% - 2.693%, 10/01/18 - 8/01/31	361,872	375,024
FHLMC, 2.746%, 6/01/37	3,316,974	3,555,250
FHLMC, 2.76% - 3.293%, 1/01/18 - 4/01/31	668,959	703,033
FHLMC, 4.229% - 6.876%, 11/01/19 - 7/01/30	283,432	291,182
		10,117,773
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.1%
[e]FHLMC Gold 30 Year, 3.50%, 2/01/43	750,000	742,149
[e]FHLMC Gold 30 Year, 4.00%, 2/01/39	2,000,000	2,048,281
[e]FHLMC Gold 30 Year, 4.50%, 2/01/40	1,150,000	1,213,205
FHLMC Gold 30 Year, 4.50%, 4/01/40	1,447,171	1,536,227
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 7/01/35	220,077	238,403
FHLMC Gold 30 Year, 5.00%, 2/01/39	1,036,025	1,115,932
FHLMC Gold 30 Year, 5.50%, 9/01/33	94,182	103,984
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	441,222	486,585
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	283,033	316,357
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	363,794	409,074
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	124,493	137,151
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 9/01/30	101,603	107,237
FHLMC Gold 30 Year, 9.00%, 9/01/30	87,119	100,198
FHLMC Gold 30 Year, 9.50%, 12/01/16 - 4/01/25	173,145	186,631
FHLMC PC 30 Year, 8.50%, 5/01/17	201,644	216,222
FHLMC PC 30 Year, 9.00%, 6/01/16	279	295
FHLMC PC 30 Year, 9.50%, 8/01/19	8,276	8,383
		8,966,314
[c]Federal National Mortgage Association (FNMA) Adjustable Rate 18.6%
FNMA, 1.645% - 2.202%, 4/01/21 - 11/01/31	245,296	256,564
FNMA, 2.207% - 2.24%, 7/01/14 - 3/01/23	783,883	806,324
FNMA, 2.241% - 2.278%, 9/01/18 - 2/01/32	768,180	808,304
FNMA, 2.295% - 2.392%, 12/01/22 - 8/01/29	580,641	608,496
FNMA, 2.40% - 2.46%, 9/01/21 - 7/01/38	777,676	792,784
FNMA, 2.465% - 2.473%, 4/01/27 - 5/01/31	90,478	94,699
FNMA, 2.475%, 9/01/39	2,170,245	2,303,885
FNMA, 2.48% - 2.502%, 1/01/17 - 9/01/32	578,406	617,210
FNMA, 2.507%, 10/01/36	1,016,352	1,078,424
FNMA, 2.56%, 6/01/35	3,447,859	3,672,025
FNMA, 2.574% - 2.653%, 4/01/18 - 10/01/32	607,113	629,717
FNMA, 2.668%, 9/01/37	2,479,932	2,638,547
FNMA, 2.708% - 6.405%, 4/01/17 - 7/01/31	687,610	718,596
		15,025,575
Federal National Mortgage Association (FNMA) Fixed Rate 52.7%
[e]FNMA 15 Year, 3.00%, 2/01/28	12,265,000	12,491,615
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	723,433	772,091
FNMA 15 Year, 5.50%, 5/01/14 - 2/01/18	504,463	538,401
FNMA 15 Year, 6.50%, 5/01/14 - 10/01/16	23,126	24,034
[e]FNMA 30 Year, 3.50%, 2/01/43	1,355,000	1,342,403
[e]FNMA 30 Year, 4.00%, 1/01/41	14,200,000	14,577,187
[e]FNMA 30 Year, 4.50%, 2/01/39	3,710,000	3,919,992
FNMA 30 Year, 5.00%, 4/01/34	246,524	269,340

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2013 (unaudited) (continued)
FNMA 30 Year, 5.50%, 9/01/33 - 10/01/33	726,483	800,590
FNMA 30 Year, 5.50%, 10/01/33	592,029	652,371
FNMA 30 Year, 5.50%, 10/01/33 - 11/01/33	436,931	481,687
FNMA 30 Year, 5.50%, 11/01/34	733,177	807,999
FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	446,591	495,790
FNMA 30 Year, 6.00%, 12/01/23 - 9/01/32	236,306	266,026
FNMA 30 Year, 6.00%, 10/01/34	490,500	544,677
FNMA 30 Year, 6.00%, 10/01/34	1,376,676	1,545,031
FNMA 30 Year, 6.00%, 5/01/35 - 8/01/35	612,242	685,543
FNMA 30 Year, 6.50%, 12/01/27 - 9/01/31	699,641	780,866
FNMA 30 Year, 6.50%, 5/01/32 - 8/01/32	713,427	796,940
FNMA 30 Year, 6.50%, 8/01/32	269,596	301,631
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	48,647	55,930
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	45,478	52,030
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	242,781	271,898
FNMA 30 Year, 9.00%, 12/01/16 - 4/01/25	25,381	26,137
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	74,965	83,683
FNMA 30 Year, 10.00%, 7/01/16 - 4/01/21	68,340	76,171
FNMA 30 Year, 10.50%, 4/01/22 - 5/01/30	7,621	7,677
FNMA 30 Year, 12.00%, 4/01/15 - 5/01/16	261	264
FNMA PL 30 Year, 10.00%, 9/01/20	15,741	16,419
		42,684,423
[c]Government National Mortgage Association (GNMA) Adjustable Rate
0.2%
GNMA, 1.625%, 11/20/25 - 7/20/27	129,723	134,807

Government National Mortgage Association (GNMA) Fixed Rate 5.3%
GNMA I SF 15 Year, 7.00%, 4/15/14	557	559
GNMA I SF 15 Year, 8.00%, 9/15/15	7,978	8,022
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	234,772	262,077
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	200,456	217,318
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	51,210	56,228
GNMA I SF 30 Year, 8.00%, 1/15/17 - 9/15/27	122,377	135,400
GNMA I SF 30 Year, 8.25%, 1/15/21 - 5/15/21	70,858	71,916
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	96,687	100,031
GNMA I SF 30 Year, 9.00%, 9/15/16 - 8/15/28	18,000	18,223
GNMA I SF 30 Year, 10.00%, 12/15/18	4,525	4,558
GNMA I SF 30 Year, 10.50%, 1/15/16	357	359
[e]GNMA II SF 30 Year, 3.50%, 2/01/43	2,750,000	2,766,436
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	317,441	362,405
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	215,159	246,441
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	35,379	35,605
GNMA II SF 30 Year, 8.50%, 7/20/16	10,935	10,999
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	2,833	3,153
GNMA II SF 30 Year, 10.50%, 6/20/20	18	18
		4,299,748
Total Mortgage-Backed Securities (Cost $80,052,630)		81,228,640
Total Investments before Short Term Investments (Cost $114,443,001)		117,150,916
	Shares

Short Term Investments (Cost $2,944,334) 3.6%
Money Market Funds 3.6%
[f,g] Institutional Fiduciary Trust Money Market Portfolio	2,944,334	2,944,334

Franklin Strategic Mortgage Portfolio

Statement of Investments, December 31, 2013 (unaudited) (continued)

Total Investments (Cost $117,387,335) 148.4%	120,095,250
Other Assets, less Liabilities (48.4)%	(39,194,149)
Net Assets 100.0%	$80,901,101

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
December 31, 2013, the aggregate value of these securities was $7,718,067, representing 9.54% of net assets.
b The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
c The coupon rate shown represents the rate at period end.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2013, the value of this security was
$416,743, representing 0.52% of net assets.
e A portion or all of the security purchased on a to-be-announced (TBA) basis.
f Non-income producing.
g The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At December 31, 2013, the Fund had the follow ing financial futures contracts outstanding. See Note 3.

Financial Futures Contracts
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
U.S. Treasury 10 Year Note		Long	4	$492,188	3/20/14	$-		$(9,385)
U.S. Treasury 30 Year Bond		Long	28	3,592,750	3/20/14	-		(63,945)
Net unrealized appreciation (depreciation)								$(73,330)

At December 31, 2013, the Fund had the follow ing forw ard exchange contracts outstanding. See Note 3.

Forw ard Exchange Contracts
				Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation		Depreciation
Euro	DBAB	Buy	177,000	$236,100	2/06/14		$7,360	$-
Euro	DBAB	Sell	177,000	229,842	2/06/14		-	(13,618)
Euro	DBAB	Buy	319,541	426,492	4/22/14		13,041	-
Euro	DBAB	Sell	319,541	419,494	4/22/14		-	(20,038)
Euro	DBAB	Sell	150,000	195,799	2/06/15		-	(10,686)
Euro	DBAB	Sell	150,000	196,493	2/05/16		-	(10,247)
Unrealized appreciation (depreciation)							20,401	(54,589)
Net unrealized appreciation (depreciation)								$(34,188)

[a]May be comprised of multiple contracts using the same currency and settlement date.

Franklin Strategic Mortgage Portfolio
Statement of Investments, December 31, 2013 (unaudited) (continued)
At December 31, 2013, the Fund had the follow ing credit default sw ap contracts outstanding. See Note 3.

Credit Default Sw ap Contracts
			Periodic		Upfront
	Counterpartya /	Notional Payment Expiration			Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received)	Appreciation	Depreciation	Value	Rating [c]
OTC Sw aps
Contracts to Sell Protection[d]
Traded Index

CMBX.NA.AJ.2	FBCO	200,000	1.09%	3/15/49	$(28,601)	$8,017	$-	$(20,584)	Non
									Investment
									Grade
Net unrealized appreciation (depreciation)						$8,017

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At December 31, 2013, no collateral had been exchanged with the counterparties.

bIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

cBased on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty

DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG

Currency

EUR - Euro

Selected Portfolio

CDO -		Collateralized Debt Obligation
PC	-	Participation Certificate
PL	-	Project Loan
REIT -		Real Estate Investment Trust
SF	-	Single Family

Franklin Strategic Mortgage Portfolio

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Strategic Mortgage Portfolio (Fund).

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund includes failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At December 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$117,650,197

Unrealized appreciation	$3,268,083
Unrealized depreciation	(823,030)
Net unrealized appreciation (depreciation)	$2,445,053

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2013, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Common Stocks[a]	$192,900	$-	$	- $	192,900
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	35,729,376		-	35,729,376
Mortgage-Backed Securities	-	81,228,640		-	81,228,640
Short Term Investments	2,944,334	-		-	2,944,334
Total Investments in Securities	$3,137,234	$116,958,016	$	- $	120,095,250

Forw ard Exchange Contracts	-	20,401		-	20,401
Sw ap Contracts	-	8,017		-	8,017

Liabilities:
Forw ard Exchange Contracts	-	54,589		-	54,589
Futures Contracts	73,330	-		-	73,330

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  February 27, 2014

By /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  February 27, 2014